Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
General and administrative expenses	$ 562,032	$ 327,561	$ 136,304	$ 776,434	$ 556,227	$ 935,400
Loss from operations	(562,032)	(327,561)	(136,304)	(776,434)	(556,227)	(935,400)
Other income (expense):
Change in fair value of warrant liability	(3,010,000)	(3,150,000)	(360,000)	2,700,000	(1,760,000)	(5,890,000)
Transaction costs allocated to warrant liability			(238,423)
Interest earned on marketable securities held in Trust Account	2,498	44,307	154,572	4,971	369,655	383,150
Total other (expense) income, net	(3,007,502)	(3,105,693)		2,704,971	(1,390,345)
(Loss) Income before income taxes	(3,569,534)	(3,433,254)	(580,155)	1,928,537	(1,946,572)	(6,442,250)
Benefit from (Provision for) income taxes		1,195	(16,225)		(56,628)	(38,451)
Net (loss) income	$ (3,569,534)	$ (3,432,059)	$ (596,380)	$ 1,928,537	$ (2,003,200)	$ (6,480,701)
Class A Redeemable Common Stock
Other income (expense):
Weighted average shares outstanding (in Shares)	10,000,000	10,000,000	10,000,000	10,000,000	10,000,000	10,000,000
Basic and diluted net income (loss) per share (in Dollars per share)	$ 0.00	$ 0.00	$ 0.01	$ 0.00	$ 0.02	$ 0.01
Class B Non-Redeemable Common Stock
Other income (expense):
Weighted average shares outstanding (in Shares)	2,500,000	2,500,000	2,500,000 [1]	2,500,000	2,500,000	2,500,000 [1]
Basic and diluted net income (loss) per share (in Dollars per share)	$ (1.43)	$ (1.37)	$ (0.26)	$ 0.77	$ (0.80)	$ (2.65)

[1]	In 2019, excluded an aggregate of up to 375,000 Class B shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.